Debt And Liquidity (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 2,156,634	$ 339,374
Less: Short-term Debt	(106,323)	(16,474)
Long-term debt	2,050,311	322,900
Senior Notes [Member]
Debt Instrument [Line Items]
Total	0	280,586
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total	2,155,883	0
Other Debt [Member]
Debt Instrument [Line Items]
Total	751	596
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Facility	$ 0	$ 58,192